Earnings per Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net income/(loss) attributable to common shareholders	$ 37,568	$ 36,757	$ (60,426)
Undistributed (income)/loss attributable to Series C participating preferred shares	(15,883)	(19,190)	12,110
Net income/(loss) available to common shareholders, basic and diluted	21,685	17,567	(48,316)
Net income/(loss) available to:
Net income/(loss) available to common shareholders, basic and diluted	21,685	17,567	(48,316)
Common Class A [Member]
Numerator:
Net income/(loss) available to common shareholders, basic and diluted	21,685	17,567	48,316
Net income/(loss) available to:
Net income/(loss) available to common shareholders, basic and diluted	$ 21,685	$ 17,567	$ 48,316
Denominator:
Basic weighted average number of shares outstanding	17,687,137	11,859,506	6,514,390
Weighted Average Number of Shares Outstanding, Basic	17,687,137	11,859,506	6,514,390
Plus weighted average number of RSUs with service conditions	65,388	47,400	0
Weighted Average Number of Shares Outstanding, Diluted	17,752,525	11,906,906	6,514,390
Basic and diluted earnings per share:
Basic earnings/(loss) per share	$ 1.23	$ 1.48	$ (7.42)
Diluted earnings/(loss) per share	$ 1.22	$ 1.48	$ (7.42)
Common Class B [Member]
Numerator:
Net income/(loss) available to common shareholders, basic and diluted	$ 0	$ 0	$ 0
Net income/(loss) available to:
Net income/(loss) available to common shareholders, basic and diluted	$ 0	$ 0	$ 0
Denominator:
Basic weighted average number of shares outstanding	0	0	925,745
Common share and common share equivalents, basic	0	0	925,745
Basic and diluted earnings per share:
Basic earnings/(loss) per share	$ 0	$ 0	$ 0
Diluted earnings/(loss) per share	$ 0	$ 0	$ 0
Series C Preferred Shares [Member]
Numerator:
Undistributed (income)/loss attributable to Series C participating preferred shares	$ 15,883	$ 19,190	$ (12,110)
Denominator:
Weighted Average Number of Shares Outstanding, Basic	12,955,187	12,955,187	1,632,709
Plus weighted average number of RSUs with service conditions	47,895	51,780	0
Weighted Average Number of Shares Outstanding, Diluted	13,003,082	13,006,967	1,632,709
Basic and diluted earnings per share:
Basic earnings/(loss) per share	$ 1.23	$ 1.48	$ (7.42)
Diluted earnings/(loss) per share	$ 1.22	$ 1.48	$ (7.42)